UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328
______________________________________________

SMA Relationship Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

SMA Relationship Trust – Series T – Portfolio of investments
March 31, 2008 (unaudited)
	Shares	Value

Investment companies — 100.59%
UBS Corporate Bond Relationship Fund(1)	10,403,461	$125,909,965
UBS Opportunistic Emerging Markets Debt Relationship Fund(1)	214,524	2,555,367
UBS Opportunistic High Yield Relationship Fund(1)	1,303,273	15,200,077
UBS U.S. Securitized Mortgage Relationship Fund(1)	32,429,896	337,351,993

Total investment companies (cost – $539,397,119)		481,017,402

Short-term investment — 0.17%
JPMorgan Liquid Assets Money Market Fund, 2.89%(2)
(cost – $818,735)	818,735	818,735

Total investments – 100.76% (cost – $540,215,854)		481,836,137
Liabilities, in excess of cash and other assets – (0.76)%		(3,655,435)

Net assets – 100.00%		$478,180,702

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $540,215,854; and net unrealized depreciation consisted of:

Gross unrealized appreciation		$7,159,587
Gross unrealized depreciation		(65,539,304)

Net unrealized depreciation		$(58,379,717)

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2008.

SMA Relationship Trust – Series M – Portfolio of investments
March 31, 2008 (unaudited)
	Face
	amount	Value

Long-term municipal bonds — 100.26%
Arizona — 0.54%
Salt River Project Agricultural Improvement & Power District Revenue Bonds,
Series A, 5.125%, due 01/01/27	$3,465,000	$3,504,744

California — 8.50%
California Statewide Communities Development Authority Revenue Bonds,
Series E, 3.875%, due 04/01/32(1)	5,000,000	5,101,000
City of La Mesa General Obligation Bonds,
Series A, AMBAC, 5.250%, due 08/01/34	3,350,000	3,360,553
Long Beach Unified School District General Obligation Bonds,
Series F, MBIA, 5.250%, due 08/01/23	1,920,000	1,993,824
Los Angeles Department of Water & Power Revenue Bonds,
Series A-2, 5.000%, due 07/01/30	8,000,000	8,025,040
San Jose Unified School District, Santa Clara County General Obligation Bonds,
Series B, FGIC, 5.000%, due 08/01/24	4,295,000	4,387,257
State of California General Obligation Bonds,
5.000%, due 07/01/09	6,250,000	6,459,687
5.000%, due 08/01/18	24,750,000	26,023,635

		55,350,996

Colorado — 0.99%
Colorado Health Facilities Authority Revenue Bonds,
Series E, 5.125%, due 11/15/25(1)	6,650,000	6,458,081

Connecticut — 1.07%
Connecticut State Health & Educational Facility Authority Revenue Bonds,
Series Z-1, 5.000%, due 07/01/42	6,950,000	6,949,444

Georgia — 4.78%
State of Georgia General Obligation Bonds,
Series E, 5.000%, due 08/01/19	17,705,000	19,227,099
Series E, 5.000%, due 08/01/21	11,160,000	11,873,012

		31,100,111

Illinois — 10.43%
Chicago Metropolitan Water Reclamation District - Greater Chicago General Obligation Bonds,
5.000%, due 12/01/18	11,770,000	12,591,310
Chicago O’Hare International Airport Revenue Bonds,
Series B, MBIA, 5.250%, due 01/01/18	10,000,000	10,691,900
City of Chicago General Obligation Bonds,
Series B, AMBAC, 5.000%, due 12/01/20	8,450,000	8,905,624
Counties of De Witt, Ford, Livingston, Logan, McLeon and Tazewell and State of Illinois
Community College District No. 540 General Obligation Bonds,
FSA, 5.000%, due 12/01/24	8,425,000	8,658,541
Illinois State Toll Highway Authority Revenue Bonds,
Series A-2, FSA, 5.000%, due 01/01/31(2)	22,000,000	24,379,080
Will County Community School District No. 161 General Obligation Bonds,
FGIC, 3.886%, due 01/01/12(2),(3)	1,145,000	1,017,997
FGIC, 3.886%, due 01/01/12(3)	1,915,000	1,678,268

		67,922,720

Indiana — 1.04%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds,
Series B, 5.000%, due 02/15/17	2,000,000	2,048,240
Series B, 5.000%, due 02/15/30	5,075,000	4,693,360

		6,741,600

Maryland — 5.77%
State of Maryland General Obligation Bonds,
Series A, 5.250%, due 02/15/10	21,475,000	22,653,118
5.000%, due 08/01/20	13,895,000	14,927,399

		37,580,517

Massachusetts — 1.12%
Massachusetts State Water Pollution Abatement Revenue Bonds,
Series A, 5.250%, due 08/01/19	6,495,000	7,265,112

Michigan — 1.36%
Birmingham City School District General Obligation Bonds,
5.000%, due 11/01/28	2,000,000	2,026,780
Michigan Municipal Bond Authority Revenue Bonds,
FSA, 5.000%, due 06/01/15	6,290,000	6,823,832

		8,850,612

Missouri — 3.54%
Missouri State Health & Educational Facilities Authority Revenue Bonds,
Series C-5, 3.500%, due 11/15/26(1)	13,000,000	12,999,610
Series A, 5.000%, due 01/15/37	10,000,000	10,048,700

		23,048,310

Nevada — 2.36%
Clark County General Obligation Bonds,
AMBAC, 5.000%, due 11/01/21	5,235,000	5,465,706
Clark County School District General Obligation Bonds,
Series B, AMBAC, 5.000%, due 06/15/19	9,250,000	9,890,470

		15,356,176

New Jersey — 2.54%
New Jersey Economic Development Authority Revenue Bonds,
5.375%, due 06/15/14	1,240,000	1,244,365
New Jersey State Transportation Trust Fund Authority Revenue Bonds,
Series A, 5.250%, due 12/15/20(4)	10,000,000	10,830,000
Series A, 5.500%, due 12/15/21	4,070,000	4,465,156

		16,539,521

New York — 19.21%
Long Island Power Authority Electric System Revenue Bonds,
Series E, 5.000%, due 12/01/17	14,000,000	14,851,760
Metropolitan Transportation Authority Revenue Bonds,
Series A, 5.000%, due 11/15/25	10,000,000	10,048,100
Series A, FSA, 5.000%, due 11/15/30	7,690,000	7,714,762
Series F, 5.000%, due 11/15/30	2,420,000	2,397,204
New York City General Obligation Bonds,
Series C, 5.000%, due 01/01/21	9,040,000	9,310,567
Series P, 5.000%, due 08/01/22	8,765,000	8,942,316
Series A, 5.000%, due 08/01/25	12,605,000	12,715,294
New York City Municipal Water Finance Authority Revenue Bonds,
Series E, FSA-CR, 5.000%, due 06/15/26	7,475,000	7,509,609
Series E, 5.000%, due 06/15/34	25,700,000	25,530,894
Series B, 5.125%, due 06/15/31	5,000,000	5,012,050
New York State Environmental Facilities Corp. Revenue Bonds,
Series I, 5.000%, due 06/15/33	5,095,000	5,122,462
Triborough Bridge & Tunnel Authority Revenue Bonds,
Series B, 5.000%, due 11/15/32	10,000,000	9,887,700
AMBAC, 5.125%, due 11/15/26	5,000,000	5,049,550
5.250%, due 11/15/30	1,000,000	1,014,510

		125,106,778

North Carolina — 3.18%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds,
Series A, AMBAC, 5.000%, due 01/01/16	5,800,000	6,190,862
Series A, 6.400%, due 01/01/21(2)	1,000,000	1,182,330
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds,
5.000%, due 11/01/34	7,000,000	6,769,910
State of North Carolina General Obligation Bonds,
Series A, 4.000%, due 03/01/24	7,000,000	6,567,120

		20,710,222

Ohio — 6.04%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds,
Series A-2, 5.125%, due 06/01/24	23,500,000	21,918,450
Hamilton County Ohio Sales Tax Revenue Bonds,
Series A, AMBAC, 5.000%, due 12/01/17	7,175,000	7,768,946
State of Ohio General Obligation Bonds,
Series A, 5.000%, due 06/15/10	9,120,000	9,625,522

		39,312,918

Puerto Rico — 4.00%
Government Development Bank for Puerto Rico Revenue Bonds,
Series B, 5.000%, due 12/01/08	6,850,000	6,956,791
Puerto Rico Highway & Transportation Authority Revenue Bonds,
Series N, 5.500%, due 07/01/23	3,320,000	3,388,558
University of Puerto Rico Revenue Bonds,
Series P, 5.000%, due 06/01/20	15,790,000	15,730,630

		26,075,979

South Carolina — 2.50%
Greenville County School District Installment Revenue Bonds,
5.000%, due 12/01/28	16,510,000	16,299,498

Texas — 16.28%
City of Brownsville General Obligation Bonds,
AMBAC, 5.189%, due 02/15/11(3),(4)	2,030,000	1,746,186
City of San Antonio General Obligation Bonds,
FSA, 4.750%, due 02/01/23	2,640,000	2,656,817
City of Waco General Obligation Bonds,
MBIA, 5.000%, due 02/01/35	4,345,000	4,300,377
Denton Independent School District General Obligation Bonds,
PSF-GTD, 5.000%, due 08/15/27	5,250,000	5,316,360
Keller Independent School District General Obligation Bonds,
PSF-GTD, 5.000%, due 08/15/25	6,175,000	6,309,121
PSF-GTD, 5.000%, due 08/15/26	6,435,000	6,545,424
PSF-GTD, 5.000%, due 08/15/27	7,220,000	7,311,261
Lamar Consolidated Independent School District General Obligation Bonds,
PSF-GTD, 5.000%, due 02/15/31	10,000,000	10,006,500

North East Independent School District General Obligation Bonds,
Series A, PSF-GTD, 5.000%, due 08/01/27	10,000,000	10,125,800
San Antonio Electric & Gas Systems Revenue Bonds,
5.000%, due 02/01/19	30,000,000	31,498,500
State of Texas General Obligation Bonds,
5.000%, due 04/01/27	10,000,000	10,173,300
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds,
Series A, 5.000%, due 02/15/22	10,000,000	10,013,600

		106,003,246

Washington — 5.01%
Central Puget Sound Washington Transportation Authority Revenue Bonds,
Series A, 5.000%, due 11/01/36	20,000,000	19,878,800
State of Washington General Obligation Bonds,
Series B, FSA, 5.000%, due 07/01/29	12,720,000	12,757,397

		32,636,197

Total long-term municipal bonds (cost – $664,246,891)		652,812,782

	Shares

Short-term investment — 0.30%
Money market fund — 0.30%
JPMorgan Tax Free Money Market Fund, 1.70%(5)
(cost – $1,980,859)	1,980,859	1,980,859

Total investments – 100.56% (cost – $666,227,750)		654,793,641
Liabilities, in excess of cash and other assets – (0.56)%		(3,673,915)

Net assets – 100.00%		$651,119,726

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $666,227,750; and net unrealized depreciation consisted of:

Gross unrealized appreciation		$2,602,163
Gross unrealized depreciation		(14,036,272)

Net unrealized depreciation		$(11,434,109)

(1)	Floating rate security – The interest rate shown is the current rate as of March 31, 2008.
(2)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the next reset date or the date of the prerefunded call.
(3)	Rate shown reflects annualized yield at March 31, 2008 on zero coupon bond.
(4)	Security, or a portion thereof, was delivered to cover margin requirements for futures contracts.
(5)	The rate shown reflects the yield at March 31, 2008.

AMBAC	American Municipal Bond Assurance Corp.
MBIA	MBIA Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
FSA-CR	Financial Security Assurance Custodial Receipts
PSF-GTD	Permanent School Fund Guaranteed

Futures contracts
SMA Relationship Trust – Series M had the following open futures contracts as of March 31, 2008:

				Unrealized
	Expiration			appreciation/
	date	Proceeds	Value	(depreciation)

US treasury futures sell contracts:
10 Year US Treasury Notes, 110 contracts	June 2008	$12,895,610	$13,084,843	$(189,233)
US Long Bond, 465 contracts	June 2008	55,145,382	55,240,547	(95,165)

				$(284,398)

The segregated aggregate market value of investments delivered to cover margin requirements for the open futures contracts at March 31, 2008 was $1,395,727.

1) Valuation of investments
The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities. If a market value is not available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees. Series T’s portfolio securities primarily consist of four underlying funds: UBS Corporate Bond Relationship Fund, UBS Opportunistic Emerging Markets Debt Relationship Fund, UBS Opportunistic High Yield Relationship Fund and UBS U.S. Securitized Mortgage Relationship Fund (collectively, the “Underlying Funds”), and direct investments in certain non-dollar denominated debt securities. The value of the Underlying Funds will be their net asset value at the time each Underlying Fund’s shares are priced.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk.
Level 3 –	Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds’ assets:

SMA Relationship Trust – Series T

Measurements at 03/31/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total

Assets

Securities	$0	$481,836,137	$0	$481,836,137

Derivatives	0	0	0	0

Total	$0	$481,836,137	$0	$481,836,137

Liabilities

Securities sold short	$0	$0	$0	$0

Derivatives	0	0	0	0

Total	$0	$0	$0	$0

SMA Relationship Trust – Series M

Measurements at 03/31/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total

Assets

Securities	$0	$654,793,641	$0	$654,793,641

Derivatives	0	0	0	0

Total	$0	$654,793,641	$0	$654,793,641

Liabilities

Securities sold short	$0	$0	$0	$0

Derivatives	284,398	0	0	284,398

Total	$284,398	$0	$0	$284,398

2) Transactions with affiliates
 The Funds may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. These investments represented 100.59% of Series T’s total net assets at March 31, 2008 and are summarized as follows:

Affiliated investment companies	Value 12/31/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized (depreciation)	Value 03/31/08	% of net assets

UBS Corporate Bond Relationship Fund	$185,009,835	$—	$59,000,000	$6,190,460	$(6,290,330)	$125,909,965	26.33%
UBS Opportunistic Emerging Markets Debt Relationship Fund	3,572,095	—	1,000,000	103,856	(120,584)	2,555,367	0.53%
UBS Opportunistic High Yield Relationship Fund	20,869,986	—	3,500,000	(432,660)	(1,737,249)	15,200,077	3.18%
UBS U.S. Securitized Mortgage Relationship Fund	480,505,414	—	80,500,000	(1,433,447)	(61,219,974)	337,351,993	70.55%

	$689,957,330	$—	$144,000,000	$4,428,209	$(69,368,137)	$481,017,402	100.59%

Series M did not have any investments in affiliated investment companies outstanding at March 31, 2008.

For more information regarding the Funds’ other significant accounting policies please refer to the Funds’ annual report to shareholders dated December 31, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 30, 2008